UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Mangrove Partners

Address:   645 Madison Avenue, 14th Floor
           New York, New York 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ward T. Dietrich
Title:  Chief Operating Officer
Phone:  (212) 897-9537

Signature,  Place,  and  Date  of  Signing:

/s/ Ward T. Dietrich               New York, New York                 2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $      181,999
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMERICAN CAP LTD             COM              02503Y103    5,513    458,645 SH       SOLE                   458,645      0    0
AMERICAN CAP MTG INVT CORP   COM              02504A104    1,179     50,000 SH       SOLE                    50,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    5,168    146,401 SH       SOLE                   146,401      0    0
ANNALY CAP MGMT INC          COM              035710409      146     10,400 SH       SOLE                    10,400      0    0
ANNALY CAP MGMT INC          NOTE 4.000% 2/1  035710AA0     5750  5,000,000 PRN      SOLE                 5,000,000      0    0
ANNALY CAP MGMT INC          COM              035710409    3,510    250,000 SH  CALL SOLE                   250,000      0    0
ANNALY CAP MGMT INC          COM              035710409    6,766    481,900 SH  PUT  SOLE                   481,900      0    0
ANWORTH MORTGAGE ASSET CP    COM              037347101    1,156    200,000 SH       SOLE                   200,000      0    0
ARMOUR RESIDENTIAL REIT INC  COM              042315101      260     40,200 SH       SOLE                    40,200      0    0
ASTA FDG INC                 COM              046220109    2,300    241,815 SH       SOLE                   241,815      0    0
BEST BUY INC                 COM              086516101    1,191    100,500 SH  CALL SOLE                   100,500      0    0
BLUCORA INC                  COM              095229100    5,693    362,411 SH       SOLE                   362,411      0    0
BONANZA CREEK ENERGY INC     COM              097793103    5,887    211,830 SH       SOLE                   211,830      0    0
CELGENE CORP RIGHT           RIGHT 12/31/2030 151020112    2,997    467,584 SH       SOLE                   467,584      0    0
CELSION CORPORATION          COM NEW          15117N305      616     75,200 SH  PUT  SOLE                    75,200      0    0
CHIMERA INVT CORP            COM              16934Q109      538    206,238 SH       SOLE                   206,238      0    0
CREXUS INVT CORP             COM              226553105    5,471    446,600 SH       SOLE                   446,600      0    0
CYS INVTS INC                COM              12673A108      165     14,000 SH       SOLE                    14,000      0    0
DIREXION SHS ETF TR          DLY SMCAP BULL3X 25459W847    7,464    116,700 SH  PUT  SOLE                   116,700      0    0
E TRADE FINANCIAL CORP       COM NEW          269246401    5,386    601,815 SH       SOLE                   601,815      0    0
FIRST MARBLEHEAD CORP        COM              320771108    8,542 10,994,491 SH       SOLE                10,994,491      0    0
FORTRESS INVESTMENT GROUP LL CL A             34958B106    5,373  1,223,884 SH       SOLE                 1,223,884      0    0
GRAMERCY CAP CORP            COM              384871109    4,883  1,660,815 SH       SOLE                 1,660,815      0    0
GRAVITY CO LTD               SPONSORED ADR    38911N107      611    459,744 SH       SOLE                   459,744      0    0
HI-CRUSH PARTNERS LP         COM UNIT LTD     428337109    1,675    111,000 SH       SOLE                   111,000      0    0
INVESCO MORTGAGE CAPITAL INC COM              46131B100      986     50,000 SH       SOLE                    50,000      0    0
ISHARES TR                   RUSSELL 2000     464287655   16,864    200,000 SH  PUT  SOLE                   200,000      0    0
LAMAR ADVERTISING CO CL A    COM              512815101    5,519    142,430 SH       SOLE                   142,430      0    0
LAPORTE BANCORP INC MD       COM              516651106       88     10,048 SH       SOLE                    10,048      0    0
MYREXIS INC                  COM              62856H107    3,679  1,299,989 SH       SOLE                 1,299,989      0    0
NEXEN INC                    COM              65334H102    9,869    366,350 SH       SOLE                   366,350      0    0
NEXEN INC                    COM              65334H102    8,007    297,200 SH  CALL SOLE                   297,200      0    0
ONCOTHYREON INC              COM              682324108      194    101,100 SH  CALL SOLE                   101,100      0    0
ONCOTHYREON INC              COM              682324108      231    120,500 SH  PUT  SOLE                   120,500      0    0
PHH CORP                     COM NEW          693320202    4,911    215,884 SH       SOLE                   215,884      0    0
RUSH ENTERPRISES INC         CL A             781846209    5,781    279,687 SH       SOLE                   279,687      0    0
SALEM COMMUNICATIONS CORP DE CL A             794093104    3,556    651,207 SH       SOLE                   651,207      0    0
SANOFI                       RIGHT 12/31/2020 80105N113    1,566    921,178 SH       SOLE                   921,178      0    0
SAREPTA THERAPEUTICS INC     COM              803607100    5,715    221,500 SH  CALL SOLE                   221,500      0    0
SELECT INCOME REIT           COM SH BEN INT   81618T100    7,545    304,585 SH       SOLE                   304,585      0    0
STANLEY FURNITURE CO INC     COM NEW          854305208      829    184,128 SH       SOLE                   184,128      0    0
STEEL PARTNERS HLDGS L P     LTD PRTRSHIP U   85814R107      413     35,056 SH       SOLE                    35,056      0    0
SUNCOKE ENERGY INC           COM              86722A103   13,181    845,483 SH       SOLE                   845,483      0    0
TECUMSEH PRODS CO            CL A             878895200    1,450    313,809 SH       SOLE                   313,809      0    0
TMS INTL CORP                CL A             87261Q103    1,126     89,954 SH       SOLE                    89,954      0    0
WESTELL TECHNOLOGIES INC     CL A             957541105    2,039  1,101,894 SH       SOLE                 1,101,894      0    0
ZYNGA INC                    CL A             98986T108      212     89,800 SH  PUT  SOLE                    89,800      0    0
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